Other Financial Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	$ 4,877,583	$ 4,151,256
Borrowings	29,474	40,867	$ 68,868
Long-term, lines of credit	706,000	1,000,000
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current bank borrowings	$ 1,309,690
Fair value of current and non-current unsecured liabilities		$ 1,856,032